Loans and borrowings - Mezzanine debt facility - Margin rate and composition of interest payments (Details) - Mezzanine Debt Facility	Mar. 10, 2023
If LME Copper Price less then $3.40/LB
Loans and borrowings
Margin rate (as a percent)	12.00%
Interest payments, capitalised to principal (as a percent)	100.00%
Interest payments, cash (as a percent)	0.00%
If LME Copper Price >$3.40/lb to $3.85/lb
Loans and borrowings
Margin rate (as a percent)	10.00%
Interest payments, capitalised to principal (as a percent)	60.00%
Interest payments, cash (as a percent)	40.00%
If LME Copper Price >$3.85/lb
Loans and borrowings
Margin rate (as a percent)	8.00%
Interest payments, capitalised to principal (as a percent)	0.00%
Interest payments, cash (as a percent)	100.00%